(LOSS)/EARNINGS PER SHARE (Components of EPS) (Details) - USD ($) shares in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Earnings Per Share [Abstract]
Net income available to stockholders	$ (75,156)	$ 61,713
Dilutive Securities, Effect on Basic Earnings Per Share	0	11,319
Net income assuming dilution	$ (75,156)	$ 73,032
Weighted average number of common shares outstanding, basic	107,776	107,608
Effect of dilutive share options	0	50
Effect of dilutive convertible bonds	0	21,677
Weighted average number of common shares outstanding assuming dilution	107,776	129,335